DWS Small Cap Growth Fund N-1A Cover	Jan. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Investment Trust Deutsche DWS Investment Trust
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2026
Prospectus Date	Feb. 01, 2026